As filed with the Securities and Exchange Commission on June 25, 2009
                                    Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF NET ASSETS
APRIL 30, 2009
(UNAUDITED)

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)  Moody's   & Poor's
---------                                                                          ----     ------    --------  -------   --------
Put Bond (b) (5.25%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,800,000   Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilitities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00%   $ 3,800,000     P-1       A-1+
-----------                                                                                          -----------
  3,800,000  Total Put Bond                                                                            3,800,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (11.81%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      06/09/09     0.40%   $ 2,000,000     P-1       A-1+
  4,050,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      06/10/09     0.50      4,050,000     P-1       A-1+
  2,500,000   State of Connecticut HEFA (Yale University) - Series S            06/17/09     0.55      2,500,000     P-1       A-1+
-----------                                                                                          -----------
  8,550,000  Total Tax Exempt Commercial Paper                                                         8,550,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (22.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   City of Danbury, CT GO BAN - Issue 2008                           07/30/09     1.45%   $ 4,015,104    MIG-1      SP-1+
  1,355,000   City of Meriden, CT GO - Issue 2008 (c)                           08/01/09     1.70      1,362,756
  3,500,000   Commonwealth of Puerto Rico TRAN - Series 2009A-4
              LOC KBC Bank, N.A.                                                07/30/09     2.39      3,507,253    MIG-1      SP-1+
  1,000,000   State of Connecticut GO - Series 2009A(c)                         02/15/10     0.50      1,011,862
  2,900,000   Town of Beacon Falls, CT GO BAN  (c)                              07/23/09     1.55      2,902,918
    425,000   Town of Beacon Falls, CT GO BAN  (c)                              07/23/09     2.05        425,428
  1,200,000   Town of Watertown, CT GO  BAN - Series 2009A                      03/31/10     0.72      1,203,050    MIG-1
  2,000,000   Town of Windsor Locks, CT BAN (c)                                 11/04/09     0.50      2,010,230
-----------                                                                                          -----------
 16,380,000  Total Tax Exempt General Obligation Notes & Bonds                                        16,438,601
-----------                                                                                          -----------
Tax Exempt Variable Rate Demand Instruments (d) (58.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,440,000   Citigroup Global Markets ROC Trust II-R - Series 402
              Connecticut State HFA (Housing Mortgage Finance Program)
              Series E-2 (e)                                                    11/15/33     0.71%   $ 2,440,000   VMIG-1
  1,100,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998 (c)
              LOC Wachovia Bank, N.A.                                           06/01/18     0.79      1,100,000
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              (Partnership Project) - Series 1993 (e)
              LOC Bank of Montreal                                              08/01/23     0.59      2,300,000   VMIG-1      A-1+
  2,815,000   Connecticut State HEFA RB
              (Eastern Connecticut Health Network Project) - Series B
              LOC Comerica Bank                                                 07/01/34     0.65      2,815,000   VMIG-1      A-1+
  2,000,000   Connecticut State HEFA RB (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/37     0.45      2,000,000               A-1+
  3,200,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. A.                                               07/01/24     0.70      3,200,000   VMIG-1      A-1
  2,215,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     0.45      2,215,000               A-1+
  4,000,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     0.32      4,000,000   VMIG-1      A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     0.44      1,400,000               A-1+
  3,225,000   Northeast Tax-Exempt Bond Grantor Trust State of Connecticut,
              Town of Plainville, Connecticut Tax Increment Special RB
              (Connecticut Commons at Plainville) - Series 2002
              LOC Bank of America, N.A.                                         04/01/19     1.65      3,225,000               A-1+
    610,000   State of Connecticut GO - Series 1997B                            05/15/14     0.20        610,000   VMIG-1      A-1+
    250,000   State of Connecticut HEFA RB
              (Charlotte Hungerford Hospital Issue) - Series C
              LOC Bank of America, N.A.                                         07/01/13     0.45        250,000   VMIG-1
  3,230,000   State of Connecticut HEFA RB (Danbury Hospital Issue) - Series J
              LOC Wachovia Bank, N.A.                                           07/01/36     0.44      3,230,000               A-1+
  4,875,000   State of Connecticut HEFA RB(Klingerg Family Centers Issue)Series - A
              LOC Allied Irish Bank                                             07/01/32     0.45      4,875,000               A-1
    300,000   State of Connecticut HEFA RB (Mulberry Gardens Issue) - Series E
              LOC Bank of America, N.A.                                         07/01/36     0.45        300,000               A-1+
    150,000   State of Connecticut HEFA RB (Pomfret School Issue) - Series A
              LOC Bank of America, N.A.                                         07/01/24     0.45        150,000   VMIG-1
  2,500,000   State of Connecticut HEFA RB
              (Saint Francis Hospital and Medical Center Issue) - Series F
              LOC JPMorgan Chase Bank, N.A.                                     07/01/47     0.50      2,500,000   VMIG-1
  1,700,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.28      1,700,000   VMIG-1      A-1+
  3,000,000   Utah Housing Corporation
              Single Family Mortgage Bonds - Series 2003C (e)                   07/01/34     2.10      3,000,000   VMIG-1      A-1+
  1,000,000   Washington State Housing Finance Commission Nonprofit Housing RB
              (Mirabella Project)- Series 2006A
              LOC HSH Nordbank, NA                                              03/01/36     1.00      1,000,000               A-1
-----------                                                                                          -----------
 42,310,000   Total Tax Exempt Variable Rate Demand Instruments                                       42,310,000
-----------                                                                                          -----------
              Total Investments (98.24%) (cost $71,098,601+)                                         $71,098,601
              Cash and other assets, net of liabilities (1.76%)                                        1,274,303
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $72,372,904
                                                                                                     ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 57,941,149  shares outstanding                                         $      1.00
                                                                                                     ===========
              Class B Shares, 14,448,629  shares outstanding                                         $      1.00
                                                                                                     ===========

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's investment manager has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities


Level 2 - other   significant   observable   inputs (including quoted prices for
          similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant   unobservable     inputs    (including  the  Fund's  own
          assumptions  used to  determine  the fair  value of  investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of April 30, 2009:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs      71,098,601
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $  71,098,601
                                                   =============

For the period ended April 30, 2009, there was no Level 1 or 3 investments.

KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     GO      =  General Obligation                                   RB     =   Revenue Bond
     HEFA    =  Health and Education Facilities Authority            ROC    =   Reset Option Certificates
     HFA     =  Housing Finance Authority                            TRAN   =   Tax and Revenue Anticipation Note
     IDRB    =  Industrial Development Revenue Bond

Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 75,917,427. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.


--------------------------------------------------------------------------------
Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  June 25, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  June 25, 2009

* Print the name and title of each signing officer under his or her signature.